CONSOLIDATED AND COMBINED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 5,958	$ 77,721
Restricted cash		35,000
Accounts receivable:
Oil and natural gas sales	82,263	68,764
Joint interest owners and other	49,313	19,958
Affiliates		4,652
Short-term derivative instruments	340,056	9,289
Prepaid expenses and other current assets	28,027	19,513
Total current assets	505,617	234,897
Property and equipment, at cost:
Oil and natural gas properties, successful efforts method	4,844,529	3,037,298
Other	33,815	10,331
Accumulated depreciation, depletion and impairment	(1,340,688)	(627,925)
Property and equipment, net	3,537,656	2,419,704
Long-term derivative instruments	435,369	48,616
Restricted investments	77,361	73,385
Restricted cash	260	15,506
Other long-term assets	37,284	37,053
Total assets	4,593,547	2,829,161
Current liabilities:
Accounts payable	25,772	20,734
Accounts payable - affiliates	624	1,975
Revenues payable	57,352	56,091
Accrued liabilities	199,000	98,130
Short-term derivative instruments	3,289	9,711
Total current liabilities	286,037	186,641
Noncurrent liabilities:
Asset retirement obligations	122,531	111,679
Long-term derivative instruments		6,080
Deferred tax liabilities	95,017	3,106
Other long-term liabilities	8,585	306
Total liabilities	2,890,583	1,971,029
Commitments and contingencies (Note 16)
Stockholders' equity (deficit):
Preferred stock, $.01 par value: 50,000,000 shares authorized; no shares issued and outstanding
Common stock, $.01 par value: 600,000,000 shares authorized; 193,435,414 shares issued and outstanding at December 31, 2014; no shares authorized, issued or outstanding at December 31, 2013	1,935
Additional paid-in capital	1,367,346
Accumulated earnings (deficit)	(786,871)
Total stockholders' equity	582,410
Members' equity:
Members		237,186
Previous owners (Note 1)		40,331
Total members' equity		277,517
Noncontrolling interests	1,120,554	580,615
Total equity	1,702,964	858,132
Total liabilities and equity	4,593,547	2,829,161
MRD [Member]
Noncurrent liabilities:
Long-term debt	783,000	871,150
MEMP [Member]
Noncurrent liabilities:
Long-term debt	$ 1,595,413	$ 792,067